Consolidated Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.3%
Banco Macro SA, ADR	275,008	$13,717,399
BBVA Banco Frances SA, ADR	346,977	3,108,914
Globant SA(a)	205,762	19,102,944
Grupo Financiero Galicia SA, ADR	620,143	15,881,862
Pampa Energia SA, ADR(a)(b)	369,215	9,333,755
Telecom Argentina SA, ADR	427,381	6,338,060
Transportadora de Gas del Sur SA, Class B, ADR	357,818	4,683,838
YPF SA, ADR	1,087,233	16,123,666

		88,290,438

Brazil — 4.8%
Ambev SA	27,766,515	124,489,663
Atacadao SA	2,363,000	13,974,926
B2W Cia. Digital(a)	1,084,600	8,700,296
B3 SA - Brasil, Bolsa, Balcao	12,284,601	114,768,000
Banco Bradesco SA	7,309,369	60,967,429
Banco BTG Pactual SA	923,100	11,019,943
Banco do Brasil SA	5,077,974	67,262,659
Banco Santander Brasil SA	2,475,900	28,905,740
BB Seguridade Participacoes SA	4,171,900	31,802,957
BR Malls Participacoes SA	4,829,388	15,804,328
BRF SA(a)	3,304,085	23,381,145
CCR SA	7,195,400	24,576,563
Centrais Eletricas Brasileiras SA	1,253,800	11,021,678
Cia. de Saneamento Basico do Estado de Sao Paulo	2,034,424	22,977,183
Cia. Siderurgica Nacional SA	3,693,028	15,604,610
Cielo SA	7,204,476	12,331,389
Cosan SA	972,300	11,709,131
Embraer SA	4,125,400	19,971,472
Energisa SA	765,400	8,801,005
Engie Brasil Energia SA	1,228,150	14,532,983
Equatorial Energia SA	1,024,000	22,536,685
Hypera SA	2,116,600	16,340,602
IRB Brasil Resseguros S/A	819,400	21,326,505
JBS SA	6,327,965	35,338,574
Klabin SA	4,157,700	16,516,512
Kroton Educacional SA	8,650,680	22,851,020
Localiza Rent a Car SA	3,462,689	33,650,289
Lojas Renner SA	4,734,889	53,271,130
M. Dias Branco SA	610,900	6,038,147
Magazine Luiza SA	452,900	22,677,396
Multiplan Empreendimentos Imobiliarios SA	1,685,009	10,692,730
Natura Cosmeticos SA	1,159,900	17,773,044
Notre Dame Intermedica Participacoes SA	1,560,100	16,340,716
Petrobras Distribuidora SA	2,093,800	13,666,613
Petroleo Brasileiro SA	18,098,474	130,523,176
Porto Seguro SA	586,700	7,943,772
Raia Drogasil SA	1,376,500	24,411,565
Rumo SA(a)	6,480,600	32,052,017
Sul America SA	1,271,136	11,336,439
Suzano SA	3,202,900	26,248,986
TIM Participacoes SA	4,976,876	13,985,703
Ultrapar Participacoes SA	4,303,300	22,734,581
Vale SA	18,665,309	233,650,149
WEG SA	5,001,806	24,342,020

		1,478,851,471

Chile — 0.8%
Aguas Andinas SA, Class A	16,568,262	9,174,321

Security	Shares	Value

Chile (continued)
Banco de Chile	154,622,201	$22,276,182
Banco de Credito e Inversiones SA	274,147	17,642,500
Banco Santander Chile	387,924,210	27,411,610
Cencosud SA	8,455,449	15,427,360
Cia. Cervecerias Unidas SA	902,960	12,260,026
Colbun SA	50,526,774	9,540,432
Empresa Nacional de Telecomunicaciones SA	927,373	8,878,594
Empresas CMPC SA	7,377,503	19,669,167
Empresas COPEC SA	2,295,475	23,831,188
Enel Americas SA	171,155,376	27,354,842
Enel Chile SA	174,567,223	16,043,815
Itau CorpBanca	963,736,732	7,528,331
Latam Airlines Group SA	1,829,529	16,095,146
SACI Falabella	4,264,297	25,814,068

		258,947,582

China — 31.0%
3SBio Inc.(c)	7,712,000	12,570,465
51job Inc., ADR(a)(b)	144,552	10,169,233
58.com Inc., ADR(a)(b)	552,607	31,515,177
AAC Technologies Holdings Inc.	4,285,500	22,792,451
Agile Group Holdings Ltd.	8,546,000	10,823,447
Agricultural Bank of China Ltd., Class A	13,913,100	7,384,841
Agricultural Bank of China Ltd., Class H	167,119,000	71,617,404
Aier Eye Hospital Group Co. Ltd., Class A	1,024,891	5,660,209
Air China Ltd., Class H	11,088,000	10,281,136
Alibaba Group Holding Ltd., ADR(a)(b)	8,359,703	1,247,769,270
Alibaba Health Information Technology Ltd.(a)(b)	21,002,000	19,902,285
Alibaba Pictures Group Ltd.(a)(b)	85,580,000	17,791,533
Aluminum Corp. of China Ltd., Class H(a)	24,856,000	8,939,924
Angang Steel Co. Ltd., Class A	3,698,183	2,715,036
Angang Steel Co. Ltd., Class H	5,072,600	2,283,804
Anhui Conch Cement Co. Ltd., Class A	879,100	5,014,806
Anhui Conch Cement Co. Ltd., Class H	7,452,000	43,530,314
ANTA Sports Products Ltd.	6,391,402	39,128,288
Autohome Inc., ADR(a)	344,893	29,626,309
AviChina Industry & Technology Co. Ltd., Class H	13,541,000	7,685,360
BAIC Motor Corp. Ltd., Class H(c)	10,103,000	6,249,504
Baidu Inc., ADR(a)	1,626,578	178,923,580
Bank of Beijing Co. Ltd., Class A	6,822,807	5,707,691
Bank of China Ltd., Class A	8,363,700	4,680,579
Bank of China Ltd., Class H	463,038,000	191,934,686
Bank of Communications Co. Ltd., Class A	10,010,193	8,605,143
Bank of Communications Co. Ltd., Class H	45,578,600	35,692,981
Bank of Jiangsu Co. Ltd., Class A	4,193,094	4,390,769
Bank of Ningbo Co. Ltd., Class A	1,327,900	4,443,475
Bank of Shanghai Co. Ltd., Class A	2,298,950	3,733,682
Baoshan Iron & Steel Co. Ltd., Class A	6,066,274	5,512,289
Baozun Inc., ADR(a)(b)	228,681	8,971,156
BBMG Corp., Class H	14,702,000	4,444,043
Beijing Capital International Airport Co. Ltd., Class H	10,164,000	8,594,718
Beijing Enterprises Holdings Ltd.	3,058,500	15,369,445
Beijing Enterprises Water Group Ltd.	33,756,000	17,953,144
BOC Aviation Ltd.(c)	1,283,000	10,693,644
BOE Technology Group Co. Ltd., Class A	10,306,900	5,113,943
Brilliance China Automotive Holdings Ltd.	18,012,000	18,332,357
BYD Co. Ltd., Class H(b)	3,883,500	22,734,713
BYD Electronic International Co. Ltd.(b)	4,063,000	5,347,860
CGN Power Co. Ltd., Class H(c)	65,475,000	18,037,765
China Agri-Industries Holdings Ltd.	12,210,000	3,690,774

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Aoyuan Group Ltd.	6,043,000	$6,528,140
China Cinda Asset Management Co. Ltd., Class H	54,199,000	12,581,028
China CITIC Bank Corp. Ltd., Class H	53,661,800	30,456,411
China Coal Energy Co. Ltd., Class H	11,878,000	4,847,823
China Communications Construction Co. Ltd., Class H	26,575,000	23,624,331
China Communications Services Corp. Ltd., Class H	14,488,000	10,846,759
China Conch Venture Holdings Ltd.	9,750,500	31,649,594
China Construction Bank Corp., Class A	2,913,969	2,933,660
China Construction Bank Corp., Class H	562,490,760	444,795,673
China Ding Yi Feng Holdings Ltd.(a)(b)(d)	5,872,000	127,318
China Eastern Airlines Corp. Ltd., Class A	4,614,932	3,987,140
China Eastern Airlines Corp. Ltd., Class H	4,710,000	2,589,117
China Education Group Holdings Ltd.	2,645,000	4,075,173
China Everbright Bank Co. Ltd., Class A	6,815,100	3,774,617
China Everbright Bank Co. Ltd., Class H	18,208,000	8,220,893
China Everbright International Ltd.(b)	21,093,813	19,962,387
China Everbright Ltd.	5,910,000	9,452,322
China Evergrande Group(b)	10,907,388	29,005,496
China First Capital Group Ltd.(a)	18,990,000	5,812,858
China Fortune Land Development Co. Ltd., Class A	1,286,727	5,499,047
China Galaxy Securities Co. Ltd., Class H	21,136,500	11,349,289
China Gas Holdings Ltd.	10,535,000	33,860,125
China Hongqiao Group Ltd.	11,231,500	8,122,211
China Huarong Asset Management Co. Ltd., Class H(c)	60,531,000	10,267,931
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	14,293
China International Capital Corp. Ltd., Class H(b)(c)	6,488,400	11,784,226
China International Marine Containers Group Co. Ltd., Class A	1,278,073	2,291,375
China International Travel Service Corp. Ltd., Class A	535,544	5,977,911
China Jinmao Holdings Group Ltd.	30,932,000	17,871,445
China Life Insurance Co. Ltd., Class H	44,095,000	102,356,212
China Literature Ltd.(a)(b)(c)	1,567,400	6,037,265
China Longyuan Power Group Corp. Ltd., Class H	19,268,000	12,164,529
China Medical System Holdings Ltd.	8,202,000	7,218,091
China Mengniu Dairy Co. Ltd.	16,367,000	59,806,334
China Merchants Bank Co. Ltd., Class A	3,574,287	17,636,480
China Merchants Bank Co. Ltd., Class H	22,997,467	110,726,209
China Merchants Port Holdings Co. Ltd.	8,078,000	14,135,508
China Merchants Securities Co. Ltd., Class A	3,326,184	7,416,947
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,354,797	7,377,050
China Minsheng Banking Corp. Ltd., Class A	9,078,553	8,000,686
China Minsheng Banking Corp. Ltd., Class H	35,206,048	25,594,438
China Mobile Ltd.	36,125,000	315,380,458
China Molybdenum Co. Ltd., Class H	23,505,000	7,374,776
China National Building Material Co. Ltd., Class H	22,872,000	17,590,368
China Oilfield Services Ltd., Class H	10,660,000	9,530,785
China Oriental Group Co. Ltd.	6,722,000	3,900,887
China Overseas Land & Investment Ltd.	22,774,960	79,009,625
China Pacific Insurance Group Co. Ltd., Class A	1,481,603	7,355,499
China Pacific Insurance Group Co. Ltd., Class H	15,462,000	57,189,610
China Petroleum & Chemical Corp., Class A	5,719,722	4,479,651
China Petroleum & Chemical Corp., Class H	148,826,800	99,084,362
China Power International Development Ltd.(b)	26,057,000	6,746,429
China Railway Construction Corp. Ltd., Class A	3,527,000	4,781,925

Security	Shares	Value

China (continued)
China Railway Construction Corp. Ltd., Class H	12,008,500	$14,044,671
China Railway Group Ltd., Class H	22,524,000	16,834,360
China Railway Signal & Communication Corp. Ltd., Class H(c)	8,950,000	5,890,148
China Reinsurance Group Corp., Class H	29,646,000	5,406,991
China Resources Beer Holdings Co. Ltd.	8,742,000	38,243,567
China Resources Cement Holdings Ltd.	14,398,000	12,487,185
China Resources Gas Group Ltd.	5,324,000	25,497,727
China Resources Land Ltd.	16,437,333	66,876,804
China Resources Pharmaceutical Group Ltd.(c)	9,932,000	12,971,498
China Resources Power Holdings Co. Ltd.	11,354,999	16,538,902
China Shenhua Energy Co. Ltd., Class H	20,295,500	41,675,335
China Shipbuilding Industry Co. Ltd., Class A	11,570,392	8,561,204
China Southern Airlines Co. Ltd., Class H	10,740,000	6,903,801
China State Construction Engineering Corp. Ltd., Class A	11,853,673	9,591,471
China State Construction International Holdings Ltd.(b)	12,094,000	12,386,225
China Taiping Insurance Holdings Co. Ltd.	9,615,060	24,710,442
China Telecom Corp. Ltd., Class H	82,460,000	41,437,450
China Tower Corp. Ltd., Class H(c)	244,590,000	54,904,108
China Traditional Chinese Medicine Holdings Co. Ltd.	13,700,000	7,233,931
China Unicom Hong Kong Ltd.	36,118,000	38,096,289
China United Network Communications Ltd., Class A	9,959,500	8,518,471
China Vanke Co. Ltd., Class A	2,611,565	10,057,302
China Vanke Co. Ltd., Class H	7,825,431	27,696,489
China Yangtze Power Co. Ltd., Class A	3,402,960	8,692,502
China Zhongwang Holdings Ltd.(b)	9,950,000	4,746,223
Chongqing Rural Commercial Bank Co. Ltd., Class H	15,217,000	7,782,639
CIFI Holdings Group Co. Ltd.	17,496,000	10,465,623
CITIC Ltd.	34,557,000	46,895,496
CITIC Securities Co. Ltd., Class A	2,576,585	7,480,966
CITIC Securities Co. Ltd., Class H	12,255,500	22,320,952
CNOOC Ltd.	104,958,000	171,080,248
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	6,932,000	3,624,899
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	4,170,109	2,875,045
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	12,707,000	4,683,757
COSCO SHIPPING Ports Ltd.	10,482,000	10,187,148
Country Garden Holdings Co. Ltd.	44,832,939	60,611,711
Country Garden Services Holdings Co. Ltd.	7,273,000	14,916,025
CRRC Corp. Ltd., Class A	7,505,242	8,562,697
CRRC Corp. Ltd., Class H	24,284,300	20,813,654
CSPC Pharmaceutical Group Ltd.	27,624,000	44,533,529
Ctrip.com International Ltd., ADR(a)(b)	2,404,313	83,093,057
Dali Foods Group Co. Ltd.(c)	12,353,500	8,839,066
Daqin Railway Co. Ltd., Class A	2,796,955	3,372,571
Datang International Power Generation Co. Ltd., Class H	18,196,000	4,548,681
Dongfeng Motor Group Co. Ltd., Class H	16,210,000	13,355,772
East Money Information Co. Ltd., Class A	2,050,143	3,740,624
ENN Energy Holdings Ltd.	4,685,500	42,130,686
Far East Horizon Ltd.	13,373,000	14,241,928
Focus Media Information Technology Co. Ltd., Class A	6,193,678	4,966,985
Foshan Haitian Flavouring & Food Co. Ltd., Class A	487,053	7,039,039

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Fosun International Ltd.	15,350,500	$19,813,286
Fullshare Holdings Ltd.(a)(b)	44,000,000	4,096,651
Future Land Development Holdings Ltd.	10,620,000	11,580,948
Fuyao Glass Industry Group Co. Ltd., Class H(c)	3,251,600	9,704,350
Ganfeng Lithium Co. Ltd., Class A	27,822	98,236
GDS Holdings Ltd., ADR(a)(b)	349,597	11,358,407
Geely Automobile Holdings Ltd.(b)	29,059,000	47,662,312
Genscript Biotech Corp.(a)(b)	5,494,000	11,870,132
GF Securities Co. Ltd., Class H	8,555,400	9,755,091
GOME Retail Holdings Ltd.(a)(b)	66,199,200	6,501,251
Great Wall Motor Co. Ltd., Class H(b)	18,339,500	13,332,630
Gree Electric Appliances Inc. of Zhuhai, Class A	793,875	5,989,716
Greentown Service Group Co. Ltd.	6,134,000	4,827,057
Guangdong Investment Ltd.	17,778,110	34,964,187
Guangzhou Automobile Group Co. Ltd., Class H	17,545,838	16,918,014
Guangzhou R&F Properties Co. Ltd., Class H	5,921,200	11,207,200
Guotai Junan Securities Co. Ltd., Class A	2,473,340	5,732,831
Guotai Junan Securities Co. Ltd., Class H(c)	2,945,800	5,027,046
Haier Electronics Group Co. Ltd.(b)	7,540,000	19,214,111
Haitian International Holdings Ltd.	4,117,000	8,138,906
Haitong Securities Co. Ltd., Class H	18,548,000	19,019,829
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,799,002	10,028,228
Hengan International Group Co. Ltd.(b)	4,241,000	31,102,091
HengTen Networks Group Ltd.(a)(b)	135,584,000	3,354,777
Hua Hong Semiconductor Ltd.(b)(c)	2,703,000	5,681,418
Huadian Power International Corp. Ltd., Class H	10,080,000	4,178,278
Huaneng Power International Inc., Class H	24,242,000	15,273,862
Huaneng Renewables Corp. Ltd., Class H	29,676,000	8,024,070
Huatai Securities Co. Ltd., Class A	1,923,800	5,169,424
Huatai Securities Co. Ltd., Class H(c)	10,136,000	16,056,159
Huaxia Bank Co. Ltd., Class A	3,543,020	3,832,695
Huazhu Group Ltd., ADR	771,577	23,610,256
Hutchison China MediTech Ltd., ADR(a)(b)	321,808	8,885,119
Industrial & Commercial Bank of China Ltd., Class A	9,827,235	7,951,766
Industrial & Commercial Bank of China Ltd., Class H	380,208,085	271,558,153
Industrial Bank Co. Ltd., Class A	4,417,772	11,195,525
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	28,368,700	7,201,476
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,573,215	6,809,629
Inner Mongolia Yitai Coal Co. Ltd., Class B	6,311,817	6,911,440
iQIYI Inc., ADR(a)(b)	736,265	13,422,111
JD.com Inc., ADR(a)(b)	4,322,275	111,341,804
Jiangsu Expressway Co. Ltd., Class H	7,634,000	10,632,326
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,118,913	10,031,751
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	385,787	6,363,428
Jiangxi Copper Co. Ltd., Class H	8,092,000	10,103,970
Kaisa Group Holdings Ltd.(b)	13,331,000	5,542,859
Kangmei Pharmaceutical Co. Ltd., Class A	870,294	525,956
Kingboard Holdings Ltd.	4,069,000	10,690,755
Kingboard Laminates Holdings Ltd.	6,432,500	5,488,572
Kingdee International Software Group Co. Ltd.(b)	13,934,000	15,514,705
Kingsoft Corp. Ltd.(a)	4,929,000	13,578,945
Kunlun Energy Co. Ltd.	19,350,000	17,818,520
Kweichow Moutai Co. Ltd., Class A	227,413	29,192,729
KWG Group Holdings Ltd.	7,611,000	7,639,588

Security	Shares	Value

China (continued)
Lee & Man Paper Manufacturing Ltd.	8,963,000	$5,830,114
Legend Holdings Corp., Class H(c)	2,270,400	5,478,693
Lenovo Group Ltd.	42,814,000	29,760,195
Li Ning Co. Ltd.(a)	10,519,500	17,414,991
Logan Property Holdings Co. Ltd.	8,312,000	12,276,302
Longfor Group Holdings Ltd.	9,888,000	36,257,661
LONGi Green Energy Technology Co. Ltd., Class A	1,014,644	3,487,443
Luxshare Precision Industry Co. Ltd., Class A	1,533,053	4,745,219
Luye Pharma Group Ltd.(b)(c)	6,942,500	5,224,219
Luzhou Laojiao Co. Ltd., Class A	398,432	4,058,942
Maanshan Iron & Steel Co. Ltd., Class H	10,656,000	4,539,355
Meitu Inc.(a)(b)(c)	11,278,500	3,811,981
Meituan Dianping, Class B(a)	5,831,700	45,036,309
Metallurgical Corp. of China Ltd., Class A	9,432,090	4,081,301
Metallurgical Corp. of China Ltd., Class H	11,382,000	3,034,019
Midea Group Co. Ltd., Class A	999,760	7,152,318
MMG Ltd.(a)	14,652,000	4,466,304
Momo Inc., ADR	846,453	23,336,709
Muyuan Foodstuff Co. Ltd., Class A	453,250	4,141,463
NARI Technology Co. Ltd., Class A	1,599,783	4,222,616
NetEase Inc., ADR	414,105	102,950,644
New China Life Insurance Co. Ltd., Class A	559,692	4,165,510
New China Life Insurance Co. Ltd., Class H	4,989,900	23,165,768
New Hope Liuhe Co. Ltd., Class A	1,169,497	3,474,847
New Oriental Education & Technology Group Inc., ADR(a)	841,568	72,080,299
Nexteer Automotive Group Ltd.	5,279,000	6,463,628
Nine Dragons Paper Holdings Ltd.(b)	9,817,000	7,825,503
NIO Inc., ADR(a)(b)	3,732,309	11,383,542
Noah Holdings Ltd., ADR(a)(b)	175,420	6,709,815
People’s Insurance Co. Group of China Ltd. (The), Class H	47,791,000	18,773,719
PetroChina Co. Ltd., Class A	2,859,100	2,948,525
PetroChina Co. Ltd., Class H	124,878,000	69,761,132
PICC Property & Casualty Co. Ltd., Class H	40,739,192	44,009,790
Pinduoduo Inc., ADR(a)(b)	1,123,535	21,819,050
Ping An Bank Co. Ltd., Class A	3,861,929	6,784,549
Ping An Insurance Group Co. of China Ltd., Class A	2,248,692	25,622,793
Ping An Insurance Group Co. of China Ltd., Class H	32,433,500	358,232,662
Poly Developments and Holdings Group Co. Ltd., Class A	3,380,015	5,928,183
Postal Savings Bank of China Co. Ltd., Class H(c)	45,796,000	27,393,900
Qingdao Haier Co. Ltd., Class A	2,297,641	5,269,249
SAIC Motor Corp. Ltd., Class A	2,212,271	7,642,109
Sany Heavy Industry Co. Ltd., Class A	3,558,388	6,194,838
Seazen Holdings Co. Ltd., Class A	796,673	4,251,589
Semiconductor Manufacturing International Corp.(a)(b)	18,089,499	21,756,634
Shaanxi Coal Industry Co. Ltd., Class A	3,444,884	4,337,687
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,420,000	10,803,375
Shanghai Electric Group Co. Ltd., Class H	18,806,000	6,644,001
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,439,500	10,111,596
Shanghai Industrial Holdings Ltd.	3,182,000	6,631,407
Shanghai International Airport Co. Ltd., Class A	329,098	3,281,890

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	7,671,906	$8,922,427
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,377,500	10,617,074
Shanghai Pudong Development Bank Co. Ltd., Class A	5,910,244	9,487,897
Shenwan Hongyuan Group Co. Ltd., Class A	12,376,689	8,425,892
Shenzhen International Holdings Ltd.	5,595,000	9,833,379
Shenzhen Investment Ltd.	16,008,000	5,900,494
Shenzhou International Group Holdings Ltd.	4,470,400	52,711,669
Shimao Property Holdings Ltd.	6,880,000	19,699,638
Shui On Land Ltd.	21,595,500	4,902,716
Sihuan Pharmaceutical Holdings Group Ltd.	23,556,000	5,287,711
SINA Corp./China(a)	373,609	15,041,498
Sino Biopharmaceutical Ltd.	40,939,500	41,302,134
Sino-Ocean Group Holding Ltd.	18,519,500	7,393,108
Sinopec Engineering Group Co. Ltd., Class H	7,889,000	6,419,425
Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,609,000	9,425,714
Sinopharm Group Co. Ltd., Class H	7,120,400	26,745,034
Sinotrans Ltd., Class H	12,202,000	4,482,053
Sinotruk Hong Kong Ltd.	4,120,500	7,809,481
SOHO China Ltd.	13,773,000	4,303,761
SSY Group Ltd.	9,154,000	7,273,650
Sun Art Retail Group Ltd.	14,203,500	12,390,960
Sunac China Holdings Ltd.	14,338,000	61,810,001
Suning.com Co. Ltd., Class A	2,081,835	3,254,955
Sunny Optical Technology Group Co. Ltd.	4,209,300	35,889,281
TAL Education Group, ADR(a)	2,094,767	72,080,932
Tencent Holdings Ltd.	33,614,500	1,397,647,742
Tencent Music Entertainment Group, ADR(a)(b)	529,943	7,016,445
Tingyi Cayman Islands Holding Corp.	11,906,000	19,345,893
Tong Ren Tang Technologies Co. Ltd., Class H	3,310,000	4,238,529
Towngas China Co. Ltd.	5,836,000	4,399,023
Transfar Zhilian Co. Ltd., Class A	60,698	65,486
TravelSky Technology Ltd., Class H	5,718,000	11,843,598
Tsingtao Brewery Co. Ltd., Class H	2,336,000	14,196,759
Uni-President China Holdings Ltd.	7,827,000	8,315,604
Vipshop Holdings Ltd., ADR(a)	2,573,134	19,401,430
Want Want China Holdings Ltd.(b)	30,014,000	21,398,787
Weibo Corp., ADR(a)(b)	317,210	13,170,559
Weichai Power Co. Ltd., Class H	11,850,800	18,016,789
Wens Foodstuffs Group Co. Ltd., Class A	1,404,394	7,980,950
Wuliangye Yibin Co. Ltd., Class A	779,081	11,377,505
WuXi AppTec Co. Ltd., Class H(a)(c)	522,600	5,722,202
Wuxi Biologics Cayman Inc.(a)(c)	3,188,000	30,129,366
Xiaomi Corp., Class B(a)(b)(c)	20,346,400	24,860,311
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,924,593	4,821,488
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	3,114,646	3,277,299
Xinyi Solar Holdings Ltd.	18,588,000	10,194,234
Yanzhou Coal Mining Co. Ltd., Class H	10,948,800	10,291,709
Yihai International Holding Ltd.(b)	2,847,000	14,070,601
Yonghui Superstores Co. Ltd., Class A	2,995,100	4,233,571
Yuexiu Property Co. Ltd.	40,178,000	9,121,406
Yum China Holdings Inc.	2,117,788	84,732,698
Yunnan Baiyao Group Co. Ltd., Class A	214,492	2,403,508
Yuzhou Properties Co. Ltd.	9,970,000	4,539,592
YY Inc., ADR(a)	286,705	19,624,957

Security	Shares	Value

China (continued)
Zhaojin Mining Industry Co. Ltd., Class H	6,298,000	$5,783,472
Zhejiang Expressway Co. Ltd., Class H	8,796,000	9,188,034
Zhejiang Longsheng Group Co. Ltd., Class A	344,200	822,627
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,527,800	4,364,837
Zhongsheng Group Holdings Ltd.(b)	3,370,500	8,485,842
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,248,800	17,485,937
Zijin Mining Group Co. Ltd., Class H	36,188,000	12,784,914
ZTE Corp., Class A(a)	606,900	2,517,534
ZTE Corp., Class H(a)	4,500,200	10,824,977
ZTO Express Cayman Inc., ADR	1,874,802	33,821,428

		9,561,955,335

Colombia — 0.3%
Bancolombia SA	1,363,832	15,133,928
Cementos Argos SA	2,777,431	6,007,448
Ecopetrol SA	29,188,637	23,945,734
Grupo Argos SA/Colombia	1,850,788	9,510,947
Grupo de Inversiones Suramericana SA	1,576,264	15,555,014
Interconexion Electrica SA ESP	2,513,461	12,081,097

		82,234,168

Czech Republic — 0.2%
CEZ AS	940,451	21,846,282
Komercni Banka AS	438,800	16,524,812
Moneta Money Bank AS(c)	2,863,719	9,326,807

		47,697,901

Egypt — 0.1%
Commercial International Bank Egypt SAE	8,383,981	35,904,874
Eastern Co. SAE	6,524,427	6,052,829
EISewedy Electric Co.	4,520,308	3,756,122

		45,713,825

Greece — 0.3%
Alpha Bank AE(a)	8,371,733	15,766,081
Eurobank Ergasias SA(a)	13,176,533	12,847,863
FF Group(a)(d)	246,892	2,751
Hellenic Telecommunications Organization SA	1,462,383	19,962,682
JUMBO SA	676,950	11,994,313
Motor Oil Hellas Corinth Refineries SA	367,682	9,341,764
National Bank of Greece SA(a)	2,844,444	7,505,865
OPAP SA	1,341,508	14,014,778
Titan Cement Co. SA	285,346	5,787,152

		97,223,249

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,270,053	25,507,338
OTP Bank Nyrt	1,336,551	55,698,956
Richter Gedeon Nyrt	836,177	14,999,789

		96,206,083

India — 9.5%
Adani Ports & Special Economic Zone Ltd.	3,199,800	19,118,565
Ambuja Cements Ltd.	3,536,548	11,702,014
Ashok Leyland Ltd.	6,847,438	8,729,860
Asian Paints Ltd.	1,696,637	34,260,790
Aurobindo Pharma Ltd.	1,562,686	15,077,217
Avenue Supermarts Ltd.(a)(c)	740,909	14,066,281
Axis Bank Ltd.(a)	11,227,487	130,219,758
Bajaj Auto Ltd.	494,903	20,777,884
Bajaj Finance Ltd.	1,026,367	51,061,174
Bajaj Finserv Ltd.	229,020	26,907,313
Bharat Forge Ltd.	1,239,106	8,309,453

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharat Petroleum Corp. Ltd.	3,901,023	$22,913,691
Bharti Airtel Ltd.	10,658,454	53,344,842
Bharti Infratel Ltd.	1,931,300	7,454,590
Bosch Ltd.	44,448	11,303,359
Britannia Industries Ltd.	335,725	14,075,966
Cipla Ltd./India	2,050,884	16,445,917
Coal India Ltd.	7,088,335	25,783,623
Container Corp. of India Ltd.	1,210,891	9,209,661
Dabur India Ltd.	3,114,083	17,692,625
Divi’s Laboratories Ltd.	471,637	10,775,924
Dr. Reddy’s Laboratories Ltd.	680,020	26,134,293
Eicher Motors Ltd.	78,564	22,487,400
GAIL India Ltd.	4,699,640	24,344,090
Glenmark Pharmaceuticals Ltd.	838,377	6,560,492
Godrej Consumer Products Ltd.	2,123,420	20,964,169
Grasim Industries Ltd.	1,817,054	23,103,210
Havells India Ltd.	1,490,710	15,998,803
HCL Technologies Ltd.	3,209,082	50,308,791
Hero MotoCorp Ltd.	289,516	11,134,472
Hindalco Industries Ltd.	6,960,473	19,675,543
Hindustan Petroleum Corp. Ltd.	3,608,894	16,790,973
Hindustan Unilever Ltd.	3,835,030	98,419,115
Housing Development Finance Corp. Ltd.	9,626,606	301,494,256
ICICI Bank Ltd.	14,071,487	85,550,037
ICICI Lombard General Insurance Co. Ltd.(c)	550,035	9,285,472
Indiabulls Housing Finance Ltd.	1,630,631	18,403,642
Indian Oil Corp. Ltd.	11,002,451	26,136,075
Infosys Ltd.	20,589,674	217,961,824
InterGlobe Aviation Ltd.(c)	548,577	13,195,051
ITC Ltd.	20,215,279	80,798,751
JSW Steel Ltd.	5,025,935	19,594,232
Larsen & Toubro Ltd.	2,806,575	62,724,960
LIC Housing Finance Ltd.	1,756,583	14,079,634
Lupin Ltd.	1,309,352	14,007,316
Mahindra & Mahindra Financial Services Ltd.	1,796,472	10,869,118
Mahindra & Mahindra Ltd.	4,411,424	40,957,967
Marico Ltd.	2,673,148	14,266,890
Maruti Suzuki India Ltd.	620,175	61,134,062
Motherson Sumi Systems Ltd.	5,558,386	9,200,005
Nestle India Ltd.	137,898	22,751,278
NTPC Ltd.	14,025,336	26,816,509
Oil & Natural Gas Corp. Ltd.	14,643,109	36,129,106
Page Industries Ltd.	32,445	9,198,079
Petronet LNG Ltd.	3,584,137	12,705,484
Pidilite Industries Ltd.	719,001	13,305,252
Piramal Enterprises Ltd.	488,645	15,586,367
Power Grid Corp. of India Ltd.	10,371,617	28,172,075
REC Ltd.	4,165,959	8,640,818
Reliance Industries Ltd.	16,791,571	320,489,418
Shree Cement Ltd.	50,874	15,781,498
Shriram Transport Finance Co. Ltd.	873,934	14,600,418
State Bank of India(a)	10,526,034	53,240,930
Sun Pharmaceutical Industries Ltd.	4,957,968	29,157,508
Tata Consultancy Services Ltd.	5,309,527	167,347,286
Tata Motors Ltd.(a)	9,263,107	22,941,363
Tata Power Co. Ltd. (The)	6,723,568	6,637,583
Tata Steel Ltd.	2,019,415	14,149,270
Tech Mahindra Ltd.	2,796,144	30,506,672
Titan Co. Ltd.	1,837,956	32,590,234
UltraTech Cement Ltd.	567,273	38,746,273

Security	Shares	Value

India (continued)
United Spirits Ltd.(a)	1,718,752	$13,664,191
UPL Ltd.	2,128,115	30,504,267
Vedanta Ltd.	9,946,023	22,912,977
Vodafone Idea Ltd.(a)	41,552,624	8,317,531
Wipro Ltd.	7,226,907	29,699,369
Yes Bank Ltd.	10,057,982	21,330,795
Zee Entertainment Enterprises Ltd.	2,967,237	15,219,111

		2,925,952,812

Indonesia — 2.1%
Adaro Energy Tbk PT	85,404,300	7,749,068
Astra International Tbk PT	119,376,900	62,312,693
Bank Central Asia Tbk PT	58,436,600	119,145,564
Bank Mandiri Persero Tbk PT	110,325,000	59,326,984
Bank Negara Indonesia Persero Tbk PT	43,853,876	25,809,953
Bank Rakyat Indonesia Persero Tbk PT	327,581,510	94,102,938
Bank Tabungan Negara Persero Tbk PT	25,164,300	4,354,936
Barito Pacific Tbk PT	25,045,100	5,790,774
Bukit Asam Tbk PT	16,378,000	3,511,416
Bumi Serpong Damai Tbk PT(a)	46,488,300	4,397,212
Charoen Pokphand Indonesia Tbk PT	44,131,145	15,150,997
Gudang Garam Tbk PT	2,825,300	15,930,357
Hanjaya Mandala Sampoerna Tbk PT	54,113,400	12,815,084
Indah Kiat Pulp & Paper Corp. Tbk PT	16,320,200	8,861,906
Indocement Tunggal Prakarsa Tbk PT	11,083,200	16,462,697
Indofood CBP Sukses Makmur Tbk PT	13,907,200	9,549,172
Indofood Sukses Makmur Tbk PT	25,948,100	11,999,121
Jasa Marga Persero Tbk PT	13,241,695	5,288,328
Kalbe Farma Tbk PT	126,903,515	12,492,516
Pabrik Kertas Tjiwi Kimia Tbk PT	7,997,700	5,715,645
Pakuwon Jati Tbk PT	110,372,000	5,451,901
Perusahaan Gas Negara Tbk PT	65,098,000	9,395,823
Semen Indonesia Persero Tbk PT	17,654,000	14,286,474
Surya Citra Media Tbk PT	35,738,700	4,131,642
Telekomunikasi Indonesia Persero Tbk PT	292,600,800	79,953,976
Unilever Indonesia Tbk PT	8,920,800	27,814,020
United Tractors Tbk PT	9,949,353	17,671,473

		659,472,670

Malaysia — 2.2%
AirAsia Group Bhd(b)	9,029,900	6,227,517
Alliance Bank Malaysia Bhd(b)	6,312,200	5,799,301
AMMB Holdings Bhd(b)	10,265,475	10,852,179
Axiata Group Bhd(b)	16,322,100	18,267,665
British American Tobacco Malaysia Bhd	854,300	6,115,977
CIMB Group Holdings Bhd	27,963,300	35,166,828
Dialog Group Bhd	21,696,512	17,189,457
DiGi.Com Bhd(b)	18,754,300	22,242,900
Fraser & Neave Holdings Bhd	679,700	5,547,247
Gamuda Bhd(b)	10,709,600	8,919,342
Genting Bhd	12,720,500	19,397,207
Genting Malaysia Bhd(b)	17,592,900	13,182,605
Genting Plantations Bhd(b)	1,750,100	4,326,700
HAP Seng Consolidated Bhd	3,640,800	8,601,341
Hartalega Holdings Bhd	8,289,100	10,285,961
Hong Leong Bank Bhd(b)	3,904,400	17,702,804
Hong Leong Financial Group Bhd(b)	1,311,600	5,940,620
IHH Healthcare Bhd(b)	13,299,600	17,455,626
IJM Corp. Bhd(b)	17,260,740	9,144,217
IOI Corp. Bhd(b)	11,921,920	12,261,896
Kuala Lumpur Kepong Bhd	2,615,900	15,481,284

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malayan Banking Bhd	22,481,400	$48,390,939
Malaysia Airports Holdings Bhd(b)	5,714,400	10,009,234
Maxis Bhd(b)	13,321,100	17,611,000
MISC Bhd	6,907,600	11,456,347
Nestle Malaysia Bhd	351,500	12,330,390
Petronas Chemicals Group Bhd	14,120,600	28,035,650
Petronas Dagangan Bhd(b)	1,294,900	7,960,058
Petronas Gas Bhd(b)	3,824,300	16,116,725
PPB Group Bhd	3,552,360	15,920,134
Press Metal Aluminium Holdings Bhd(b)	8,385,300	8,964,597
Public Bank Bhd	17,873,030	100,657,083
QL Resources Bhd(b)	2,930,600	4,783,511
RHB Bank Bhd(b)	5,511,225	7,667,448
RHB Capital Bhd(a)(d)	3,214,200	8
Sime Darby Bhd	14,726,073	8,152,843
Sime Darby Plantation Bhd(b)	13,402,473	14,904,074
Sime Darby Property Bhd(b)	16,517,573	4,178,171
SP Setia Bhd Group(b)	8,130,400	4,249,034
Telekom Malaysia Bhd(b)	6,654,900	5,733,013
Tenaga Nasional Bhd(b)	18,436,650	55,875,302
Top Glove Corp. Bhd(b)	8,679,400	10,459,604
Westports Holdings Bhd(b)	5,969,400	5,527,090
YTL Corp. Bhd(b)	18,981,089	5,163,690

		674,254,619

Mexico — 2.6%
Alfa SAB de CV, Class A	17,795,500	16,233,409
Alsea SAB de CV(b)	2,778,600	5,425,011
America Movil SAB de CV, Series L, NVS	198,037,400	139,251,753
Arca Continental SAB de CV	2,539,236	13,562,704
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	10,754,900	15,739,012
Cemex SAB de CV, CPO(a)	88,068,173	35,880,208
Coca-Cola Femsa SAB de CV	3,116,993	19,425,280
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	1,092,065	6,109,750
Fibra Uno Administracion SA de CV	19,450,500	24,943,532
Fomento Economico Mexicano SAB de CV	11,418,300	106,081,343
Gruma SAB de CV, Series B	1,188,915	11,331,112
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,112,500	20,659,122
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,229,505	19,399,114
Grupo Bimbo SAB de CV, Series A(b)	9,858,900	19,882,186
Grupo Carso SAB de CV, Series A1(b)	2,966,741	10,911,507
Grupo Financiero Banorte SAB de CV, Class O	15,269,356	82,990,116
Grupo Financiero Inbursa SAB de CV, Class O(b)	13,865,700	18,382,490
Grupo Mexico SAB de CV, Series B	20,709,188	51,647,573
Grupo Televisa SAB, CPO(b)	14,353,200	26,713,500
Industrias Penoles SAB de CV	847,408	9,476,330
Infraestructura Energetica Nova SAB de CV	3,221,500	13,108,416
Kimberly-Clark de Mexico SAB de CV, Class A(b)	8,964,800	16,159,176
Megacable Holdings SAB de CV, CPO	1,620,000	6,683,538
Mexichem SAB de CV	6,244,334	13,057,652
Promotora y Operadora de Infraestructura SAB de CV	1,366,755	13,297,837
Wal-Mart de Mexico SAB de CV	30,601,900	86,306,049

		802,657,720

Pakistan — 0.0%
Habib Bank Ltd.	3,660,200	3,057,118

Security	Shares	Value

Pakistan (continued)
MCB Bank Ltd.	2,379,400	$2,846,430
Oil & Gas Development Co. Ltd.	4,057,700	3,752,155

		9,655,703

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	1,136,368	17,238,703
Credicorp Ltd.	397,579	88,978,180
Southern Copper Corp.	498,527	16,815,316

		123,032,199

Philippines — 1.2%
Aboitiz Equity Ventures Inc.	12,523,090	13,420,769
Aboitiz Power Corp.	7,734,464	5,412,242
Alliance Global Group Inc.	23,170,780	6,929,778
Ayala Corp.	1,578,696	27,814,298
Ayala Land Inc.	44,972,900	42,678,602
Bank of the Philippine Islands	5,672,784	8,787,426
BDO Unibank Inc.	11,982,201	31,700,767
DMCI Holdings Inc.	23,571,500	4,781,091
Globe Telecom Inc.	210,705	8,765,742
GT Capital Holdings Inc.	541,236	8,954,711
International Container Terminal Services Inc.	4,775,440	12,451,062
JG Summit Holdings Inc.	17,687,154	21,226,890
Jollibee Foods Corp.	2,749,409	15,180,495
Manila Electric Co.	1,179,550	8,706,251
Megaworld Corp.	68,850,900	7,787,817
Metro Pacific Investments Corp.	85,627,800	7,387,226
Metropolitan Bank & Trust Co.	8,049,470	11,072,439
PLDT Inc.	531,433	13,754,233
Robinsons Land Corp.	11,644,506	5,804,282
Security Bank Corp.	1,275,150	4,278,124
SM Investments Corp.	1,497,512	27,044,273
SM Prime Holdings Inc.	60,259,725	45,979,507
Universal Robina Corp.	5,508,230	17,635,291

		357,553,316

Poland — 1.1%
Alior Bank SA(a)	540,085	7,423,172
Bank Handlowy w Warszawie SA	5,831	81,510
Bank Millennium SA(a)	3,727,857	9,286,770
Bank Polska Kasa Opieki SA	972,140	26,887,552
CCC SA	170,631	6,960,179
CD Projekt SA	399,079	21,587,280
Cyfrowy Polsat SA(a)	1,509,276	10,254,221
Dino Polska SA(a)(c)	293,892	9,517,035
Grupa Lotos SA	542,450	12,400,713
Jastrzebska Spolka Weglowa SA(a)	310,956	4,063,462
KGHM Polska Miedz SA(a)	822,842	20,348,555
LPP SA	7,770	14,835,926
mBank SA	89,682	9,398,803
Orange Polska SA(a)	3,890,705	5,215,897
PGE Polska Grupa Energetyczna SA(a)	4,997,022	12,006,225
Polski Koncern Naftowy ORLEN SA	1,759,049	44,315,644
Polskie Gornictwo Naftowe i Gazownictwo SA	10,214,871	14,890,676
Powszechna Kasa Oszczednosci Bank Polski SA	5,111,935	52,296,351
Powszechny Zaklad Ubezpieczen SA	3,549,929	38,284,952
Santander Bank Polska SA	209,892	19,953,550

		340,008,473

Qatar — 1.0%
Barwa Real Estate Co.	710,044	6,970,353
Commercial Bank PQSC (The)	1,284,892	16,320,272
Ezdan Holding Group QSC(a)	562,377	1,145,668

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Industries Qatar QSC	1,048,548	$32,686,484
Masraf Al Rayan QSC	2,376,277	23,522,348
Mesaieed Petrochemical Holding Co.	2,273,070	16,303,699
Ooredoo QPSC	518,034	9,126,861
Qatar Electricity & Water Co. QSC	310,314	14,001,042
Qatar Fuel QSC	259,718	14,629,999
Qatar Insurance Co. SAQ	996,847	9,540,510
Qatar Islamic Bank SAQ	719,046	32,855,506
Qatar National Bank QPSC	2,695,102	138,550,499

		315,653,241

Russia — 3.9%
Alrosa PJSC	15,421,390	20,868,429
Gazprom PJSC	55,497,689	183,256,430
Gazprom PJSC, ADR	3,467,462	22,781,225
Inter RAO UES PJSC	196,501,000	12,108,380
LUKOIL PJSC	2,425,183	196,144,173
Magnit PJSC, GDR(e)	2,128,681	29,769,604
Magnitogorsk Iron & Steel Works PJSC	13,803,000	9,462,099
MMC Norilsk Nickel PJSC	377,594	79,516,965
Mobile TeleSystems PJSC, ADR	2,943,032	23,014,510
Moscow Exchange MICEX-RTS PJSC	7,806,390	10,156,261
Novatek PJSC, GDR(e)	538,091	110,308,655
Novolipetsk Steel PJSC	7,284,140	19,268,943
PhosAgro PJSC, GDR(e)	687,699	8,850,686
Polymetal International PLC, New	803,478	8,640,245
Polyus PJSC	170,898	13,564,801
Rosneft Oil Co. PJSC	6,190,327	41,147,684
Rosneft Oil Co. PJSC, GDR(e)	706,819	4,710,242
Sberbank of Russia PJSC	59,294,581	212,305,844
Sberbank of Russia PJSC, ADR	1,029,285	14,873,168
Severstal PJSC	1,251,663	19,914,010
Surgutneftegas PJSC	34,217,360	13,100,470
Surgutneftegas PJSC, ADR	916,508	3,451,569
Tatneft PJSC	9,051,130	104,001,241
VTB Bank PJSC	18,470,771,998	10,407,686
X5 Retail Group NV, GDR(e)	737,123	21,754,556

		1,193,377,876

Saudi Arabia — 1.4%
Advanced Petrochemical Co.	239,697	3,547,185
Al Rajhi Bank	3,682,185	67,549,516
Alinma Bank	2,412,259	15,501,338
Almarai Co. JSC	685,779	9,325,724
Bank AlBilad	961,574	6,091,964
Bank Al-Jazira	1,196,887	4,653,062
Banque Saudi Fransi	1,457,057	15,559,916
Bupa Arabia for Cooperative Insurance Co.	74,080	1,738,248
Co for Cooperative Insurance (The)(a)	159,062	2,939,191
Dar Al Arkan Real Estate Development Co.	1,502,772	4,047,088
Emaar Economic City(a)	913,759	2,204,999
Etihad Etisalat Co.(a)	1,075,053	6,300,656
Jarir Marketing Co.	166,813	7,428,046
National Commercial Bank	3,581,086	52,040,259
National Industrialization Co.(a)	896,280	3,885,907
Rabigh Refining & Petrochemical Co.	531,954	2,692,145
Riyad Bank	3,555,561	25,123,620
Sahara International Petrochemical Co.	642,695	3,667,304
Samba Financial Group	2,893,522	27,003,685
Saudi Airlines Catering Co.	90,028	2,002,036
Saudi Arabian Fertilizer Co.	471,149	9,974,864

Security	Shares	Value

Saudi Arabia (continued)
Saudi Arabian Mining Co.(a)	1,188,726	$15,135,032
Saudi Basic Industries Corp.	2,307,439	68,786,028
Saudi British Bank (The)	554,373	5,705,814
Saudi Cement Co.	147,724	2,493,348
Saudi Electricity Co.	2,569,124	11,029,076
Saudi Industrial Investment Group	438,997	2,809,319
Saudi Kayan Petrochemical Co.(a)	2,088,703	6,527,284
Saudi Telecom Co.	1,187,686	31,858,683
Savola Group (The)	646,533	5,757,917
Yanbu National Petrochemical Co.	630,246	10,687,975

		434,067,229

South Africa — 5.9%
Absa Group Ltd.	4,258,763	49,440,560
Anglo American Platinum Ltd.	322,702	16,243,831
AngloGold Ashanti Ltd.	2,459,185	32,887,112
Aspen Pharmacare Holdings Ltd.	2,297,197	15,455,090
Bid Corp. Ltd.	1,995,767	41,720,887
Bidvest Group Ltd. (The)	1,769,748	25,177,043
Capitec Bank Holdings Ltd.	249,628	22,621,450
Clicks Group Ltd.	1,544,862	20,234,164
Discovery Ltd.	2,207,183	21,034,003
Exxaro Resources Ltd.	1,494,735	17,442,939
FirstRand Ltd.	19,860,906	91,272,170
Fortress REIT Ltd., Series A	6,588,850	9,029,542
Foschini Group Ltd. (The)	1,358,184	16,429,758
Gold Fields Ltd.	4,985,855	22,412,801
Growthpoint Properties Ltd.	17,462,119	29,016,566
Investec Ltd.	1,709,562	10,063,017
Kumba Iron Ore Ltd.	383,849	11,655,615
Liberty Holdings Ltd.	786,542	5,882,248
Life Healthcare Group Holdings Ltd.	8,256,416	13,129,729
MMI Holdings Ltd./South Africa	5,792,434	7,460,631
Mondi Ltd.	691,408	14,227,118
Mr. Price Group Ltd.	1,512,013	20,476,961
MTN Group Ltd.	9,986,319	70,410,152
MultiChoice Group Ltd.(a)	2,602,861	21,793,764
Naspers Ltd., Class N	2,580,841	580,719,807
Nedbank Group Ltd.	2,224,930	40,052,561
NEPI Rockcastle PLC	2,250,343	19,022,992
Netcare Ltd.	6,899,950	8,816,010
Old Mutual Ltd.	29,468,652	42,591,134
Pick n Pay Stores Ltd.	2,196,454	10,708,043
PSG Group Ltd.	907,355	15,149,073
Rand Merchant Investment Holdings Ltd.	4,253,047	9,617,744
Redefine Properties Ltd.	31,896,017	19,872,703
Reinet Investments SCA	879,857	13,961,667
Remgro Ltd.	3,170,988	40,332,484
RMB Holdings Ltd.	4,408,065	24,941,941
Sanlam Ltd.	10,635,391	55,640,830
Sappi Ltd.	3,136,732	11,872,501
Sasol Ltd.	3,314,159	83,457,843
Shoprite Holdings Ltd.	2,690,981	31,794,520
SPAR Group Ltd. (The)	1,142,845	15,033,034
Standard Bank Group Ltd.	7,626,558	104,123,538
Telkom SA SOC Ltd.(b)	1,697,005	10,692,035
Tiger Brands Ltd.	958,020	14,477,405
Truworths International Ltd.	2,615,997	12,875,575
Vodacom Group Ltd.	3,723,011	30,382,532
Woolworths Holdings Ltd./South Africa	5,883,849	18,491,231

		1,820,144,354

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 11.4%
Amorepacific Corp.(b)	188,161	$28,281,820
AMOREPACIFIC Group	171,635	9,339,112
BGF retail Co. Ltd.(b)	47,366	7,417,717
BNK Financial Group Inc.	1,604,283	9,295,115
Celltrion Healthcare Co. Ltd.(a)(b)	298,688	14,271,011
Celltrion Inc.(a)(b)	513,332	81,898,631
Celltrion Pharm Inc.(a)(b)	92,218	3,956,957
Cheil Worldwide Inc.	422,912	9,375,159
CJ CheilJedang Corp.	48,007	11,307,384
CJ Corp.	86,290	7,354,467
CJ ENM Co. Ltd.	64,155	10,321,688
CJ Logistics Corp.(a)(b)	49,835	6,674,517
Daelim Industrial Co. Ltd.	167,150	14,526,849
Daewoo Engineering & Construction Co. Ltd.(a)	1,024,444	4,133,389
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	223,517	5,593,086
DB Insurance Co. Ltd.	296,350	15,303,993
Doosan Bobcat Inc.	263,110	7,445,467
E-MART Inc.	122,303	14,788,506
Fila Korea Ltd.	290,034	18,996,265
GS Engineering & Construction Corp.(b)	352,382	11,880,206
GS Holdings Corp.	303,440	12,765,424
GS Retail Co. Ltd.	161,323	4,605,745
Hana Financial Group Inc.	1,786,367	54,450,518
Hankook Tire & Technology Co. Ltd.	439,798	12,925,460
Hanmi Pharm Co. Ltd.	38,367	13,160,567
Hanmi Science Co. Ltd.	80,140	4,636,532
Hanon Systems	1,128,190	10,989,171
Hanwha Chemical Corp.	636,439	11,035,742
Hanwha Corp.	241,664	5,184,747
Hanwha Life Insurance Co. Ltd.	1,761,426	4,747,819
HDC Holdings Co. Ltd.	1	13
HDC Hyundai Development Co-Engineering & Construction, Class E	159,302	5,731,876
Helixmith Co. Ltd.(a)(b)	84,121	13,759,989
HLB Inc.(a)(b)	196,741	11,597,295
Hotel Shilla Co. Ltd.(b)	185,070	14,701,169
Hyundai Department Store Co. Ltd.	82,832	5,884,278
Hyundai Engineering & Construction Co. Ltd.	461,201	19,905,728
Hyundai Glovis Co. Ltd.	112,182	15,307,394
Hyundai Heavy Industries Co. Ltd.(a)	228,618	22,556,566
Hyundai Heavy Industries Holdings Co. Ltd.	58,333	15,478,401
Hyundai Marine & Fire Insurance Co. Ltd.	369,331	9,536,425
Hyundai Mobis Co. Ltd.(b)	402,882	73,411,197
Hyundai Motor Co.	855,842	96,658,619
Hyundai Steel Co.	474,708	16,263,403
Industrial Bank of Korea	1,501,119	17,457,803
Kakao Corp.	296,827	31,031,121
Kangwon Land Inc.	703,080	18,331,207
KB Financial Group Inc.	2,345,625	86,269,523
KCC Corp.	34,776	7,533,973
Kia Motors Corp.	1,558,353	51,491,469
Korea Aerospace Industries Ltd.	437,223	12,170,579
Korea Electric Power Corp.(a)	1,509,715	32,960,442
Korea Gas Corp.	163,115	5,656,772
Korea Investment Holdings Co. Ltd.	252,431	15,346,380
Korea Zinc Co. Ltd.	50,626	18,577,179

Security	Shares	Value

South Korea (continued)
Korean Air Lines Co. Ltd.	278,053	$7,366,338
KT&G Corp.	688,596	58,399,694
Kumho Petrochemical Co. Ltd.	110,395	8,880,545
LG Chem Ltd.	269,519	75,363,025
LG Corp.	560,720	34,512,365
LG Display Co. Ltd.(a)(b)	1,365,379	19,605,324
LG Electronics Inc.(b)	626,879	41,374,330
LG Household & Health Care Ltd.	55,137	59,169,608
LG Innotek Co. Ltd.	84,733	6,737,942
LG Uplus Corp.	649,869	7,612,455
Lotte Chemical Corp.	100,710	21,818,104
Lotte Corp.(b)	166,991	5,917,390
Lotte Shopping Co. Ltd.	65,983	8,864,959
Medy-Tox Inc.	26,162	9,846,174
Meritz Securities Co. Ltd.	1,049,756	4,142,962
Mirae Asset Daewoo Co. Ltd.	2,402,457	15,049,399
NAVER Corp.	829,879	77,698,806
NCSoft Corp.	98,294	39,370,424
Netmarble Corp.(a)(b)(c)	152,297	14,642,713
NH Investment & Securities Co. Ltd.	852,557	9,664,556
OCI Co. Ltd.	110,531	8,381,014
Orange Life Insurance Ltd.(c)	200,626	6,115,311
Orion Corp./Republic of Korea	134,789	9,733,692
Ottogi Corp.(b)	7,418	4,428,750
Pan Ocean Co. Ltd.(a)(b)	1,468,547	5,345,664
Pearl Abyss Corp.(a)(b)	36,289	6,024,297
POSCO	462,335	92,203,008
POSCO Chemical Co. Ltd.(b)	139,640	6,378,719
Posco International Corp.	290,897	4,201,384
S-1 Corp.	103,973	8,381,399
Samsung Biologics Co. Ltd.(a)(b)(c)	98,049	24,699,555
Samsung C&T Corp.	468,947	36,345,460
Samsung Card Co. Ltd.	179,449	5,545,153
Samsung Electro-Mechanics Co. Ltd.(b)	330,249	26,399,954
Samsung Electronics Co. Ltd.	28,018,703	999,911,729
Samsung Engineering Co. Ltd.(a)	935,026	13,111,877
Samsung Fire & Marine Insurance Co. Ltd.	181,744	41,357,481
Samsung Heavy Industries Co. Ltd.(a)	2,608,576	17,194,829
Samsung Life Insurance Co. Ltd.	416,365	28,249,469
Samsung SDI Co. Ltd.	325,120	59,651,289
Samsung SDS Co. Ltd.	207,161	36,008,336
Samsung Securities Co. Ltd.	382,076	11,341,327
Shinhan Financial Group Co. Ltd.	2,654,347	99,072,738
Shinsegae Inc.	43,896	10,984,136
SillaJen Inc.(a)(b)	354,644	16,378,722
SK Holdings Co. Ltd.	194,972	37,900,762
SK Hynix Inc.	3,214,455	176,256,538
SK Innovation Co. Ltd.	330,023	45,724,910
SK Telecom Co. Ltd.	118,598	24,946,510
S-Oil Corp.	264,978	18,578,943
Woongjin Coway Co. Ltd.	303,481	20,412,149
Woori Financial Group Inc.	2,885,940	33,684,244
Yuhan Corp.	53,697	11,159,633

		3,516,427,960

Taiwan — 11.0%
Acer Inc.	17,339,121	10,448,723
Advantech Co. Ltd.(b)	2,096,126	17,571,321
Airtac International Group(b)	711,000	7,332,100
ASE Technology Holding Co. Ltd.(b)	20,667,110	39,095,079
Asia Cement Corp.	12,833,077	18,308,320

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Asustek Computer Inc.	4,162,968	$28,576,166
AU Optronics Corp.(b)	50,245,000	14,781,447
Catcher Technology Co. Ltd.(b)	3,836,210	23,299,401
Cathay Financial Holding Co. Ltd.(b)	44,493,644	57,424,774
Chailease Holding Co. Ltd.	6,934,370	25,554,895
Chang Hwa Commercial Bank Ltd.(b)	32,226,377	20,337,405
Cheng Shin Rubber Industry Co. Ltd.(b)	11,354,128	14,402,548
Chicony Electronics Co. Ltd.	3,432,998	8,133,857
China Airlines Ltd.	15,327,347	4,722,447
China Development Financial Holding Corp.	77,957,848	22,934,219
China Life Insurance Co. Ltd./Taiwan	14,878,002	11,483,535
China Steel Corp.(b)	70,629,313	54,291,572
Chunghwa Telecom Co. Ltd.	22,193,410	78,980,107
Compal Electronics Inc.	24,273,908	15,088,408
CTBC Financial Holding Co. Ltd.(b)	106,925,772	70,861,049
Delta Electronics Inc.	11,533,000	51,987,426
E.Sun Financial Holding Co. Ltd.	57,873,789	50,161,861
Eclat Textile Co. Ltd.	1,116,427	14,497,217
Eva Airways Corp.	13,313,953	6,338,473
Evergreen Marine Corp. Taiwan Ltd.	13,203,663	5,053,834
Far Eastern New Century Corp.	18,920,038	19,630,755
Far EasTone Telecommunications Co. Ltd.	9,320,000	23,143,377
Feng TAY Enterprise Co. Ltd.	1,845,529	13,952,754
First Financial Holding Co. Ltd.	58,220,155	41,622,001
Formosa Chemicals & Fibre Corp.	20,727,090	70,483,580
Formosa Petrochemical Corp.(b)	7,297,000	26,775,864
Formosa Plastics Corp.(b)	26,410,280	92,315,886
Formosa Taffeta Co. Ltd.	4,889,000	6,016,041
Foxconn Technology Co. Ltd.	5,421,637	10,547,431
Fubon Financial Holding Co. Ltd.(b)	39,119,969	53,521,191
Giant Manufacturing Co. Ltd.	1,806,203	12,826,970
Globalwafers Co. Ltd.(b)	1,290,000	12,446,026
Highwealth Construction Corp.	4,950,170	7,641,544
Hiwin Technologies Corp.(b)	1,318,135	9,944,648
Hon Hai Precision Industry Co. Ltd.(b)	73,312,873	171,382,248
Hotai Motor Co. Ltd.(b)	1,694,000	27,114,717
Hua Nan Financial Holdings Co. Ltd.	44,971,883	29,803,431
Innolux Corp.(b)	49,227,002	11,663,432
Inventec Corp.	14,815,281	11,153,932
Largan Precision Co. Ltd.(b)	592,000	70,599,921
Lite-On Technology Corp.(b)	12,564,246	17,924,792
MediaTek Inc.	8,911,338	87,668,679
Mega Financial Holding Co. Ltd.	63,864,162	62,626,778
Micro-Star International Co. Ltd.	3,978,000	10,394,078
Nan Ya Plastics Corp.(b)	30,415,160	75,526,771
Nanya Technology Corp.(b)	6,613,000	12,886,067
Nien Made Enterprise Co. Ltd.	945,000	6,890,391
Novatek Microelectronics Corp.	3,461,000	18,338,236
Pegatron Corp.(b)	11,445,414	18,645,752
Phison Electronics Corp.	886,535	8,020,530
Pou Chen Corp.	12,937,220	14,671,391
Powertech Technology Inc.(b)	4,472,300	10,511,408
President Chain Store Corp.	3,367,000	32,059,059
Quanta Computer Inc.	15,886,000	29,598,589
Realtek Semiconductor Corp.	2,837,637	17,952,626
Ruentex Development Co. Ltd.(b)	3,313,458	4,286,926
Ruentex Industries Ltd.	2,009,958	4,399,813
Shanghai Commercial & Savings Bank Ltd. (The)(b)	17,344,000	31,876,201
Shin Kong Financial Holding Co. Ltd.(b)	61,848,088	17,177,579

Security	Shares	Value

Taiwan (continued)
SinoPac Financial Holdings Co. Ltd.	64,374,626	$24,945,486
Standard Foods Corp.	2,662,615	5,104,135
Synnex Technology International Corp.(b)	8,115,834	9,819,870
TaiMed Biologics Inc.(a)(b)	1,072,000	4,713,579
Taishin Financial Holding Co. Ltd.	56,312,566	25,116,874
Taiwan Business Bank	23,275,137	9,534,615
Taiwan Cement Corp.(b)	26,838,025	36,420,760
Taiwan Cooperative Financial Holding Co. Ltd.	51,848,563	33,704,641
Taiwan High Speed Rail Corp.	11,643,000	16,021,210
Taiwan Mobile Co. Ltd.	9,341,600	34,869,397
Taiwan Semiconductor Manufacturing Co. Ltd.	144,883,000	1,079,318,197
Tatung Co. Ltd.(a)(b)	11,053,000	7,604,674
Uni-President Enterprises Corp.	28,491,839	73,274,385
United Microelectronics Corp.	69,841,000	28,499,768
Vanguard International Semiconductor Corp.(b)	5,318,000	10,143,943
Walsin Technology Corp.(b)	1,850,000	9,304,864
Win Semiconductors Corp.(b)	1,996,000	11,017,857
Winbond Electronics Corp.(b)	17,753,000	8,002,539
Wistron Corp.	16,708,940	11,892,484
WPG Holdings Ltd.(b)	9,041,449	11,297,342
Yageo Corp.(b)	1,496,861	12,358,425
Yuanta Financial Holding Co. Ltd.	59,609,635	33,470,020
Zhen Ding Technology Holding Ltd.	2,634,075	7,715,788

		3,379,858,452

Thailand — 2.9%
Advanced Info Service PCL, NVDR(b)	6,946,400	42,362,120
Airports of Thailand PCL, NVDR(b)	26,159,700	52,695,501
Bangkok Bank PCL, Foreign	2,722,800	16,905,923
Bangkok Dusit Medical Services PCL, NVDR(b)	55,198,400	44,476,158
Bangkok Expressway & Metro PCL, NVDR	47,078,300	16,809,694
Banpu PCL, NVDR(b)	22,174,200	10,439,863
Berli Jucker PCL, NVDR(b)	7,530,600	10,648,372
BTS Group Holdings PCL, NVDR(b)	38,112,600	13,728,846
Bumrungrad Hospital PCL, NVDR	2,442,700	12,928,422
Central Pattana PCL, NVDR(b)	12,755,000	28,716,131
Charoen Pokphand Foods PCL, NVDR	22,341,800	19,590,329
CP ALL PCL, NVDR	34,333,900	86,519,584
Electricity Generating PCL, NVDR	1,523,200	14,294,665
Energy Absolute PCL, NVDR	9,818,800	16,676,215
Gulf Energy Development PCL, NVDR	3,150,400	10,253,296
Home Product Center PCL, NVDR	31,560,814	16,853,709
Indorama Ventures PCL, NVDR	10,305,780	14,979,568
Intouch Holdings PCL, NVDR	11,656,600	21,270,832
IRPC PCL, NVDR(b)	64,326,600	9,634,508
Kasikornbank PCL, Foreign	7,703,900	45,642,823
Kasikornbank PCL, NVDR	4,234,200	24,952,312
Krung Thai Bank PCL, NVDR	21,514,800	12,984,681
Land & Houses PCL, NVDR	37,456,600	12,545,697
Minor International PCL, NVDR	15,737,820	19,269,785
Muangthai Capital PCL, NVDR(b)	3,904,000	6,630,540
PTT Exploration & Production PCL, NVDR	8,520,839	33,789,882
PTT Global Chemical PCL, NVDR	13,587,030	26,081,431
PTT PCL, NVDR	67,335,000	98,404,100
Ratch Group PCL, NVDR	3,687,400	7,165,656
Robinson PCL, NVDR	3,203,200	5,516,215
Siam Cement PCL (The), NVDR	4,564,600	65,193,118
Siam Commercial Bank PCL (The), NVDR(b)	5,827,900	23,847,478
Thai Oil PCL, NVDR(b)	6,901,500	12,920,890
Thai Union Group PCL, NVDR(b)	16,664,600	9,530,903
TMB Bank PCL, NVDR(b)	69,069,300	4,124,843
Total Access Communication PCL, NVDR	3,534,700	5,472,796
True Corp. PCL, NVDR	66,828,601	10,389,342

		884,246,228

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey — 0.5%
Akbank T.A.S.(a)(b)	16,692,761	$17,105,671
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,270,263	4,190,204
Arcelik AS(a)	1,231,779	3,676,984
Aselsan Elektronik Sanayi Ve Ticaret AS(b)	2,005,081	6,280,856
BIM Birlesik Magazalar AS	1,251,372	17,090,529
Enka Insaat ve Sanayi AS	2	1
Eregli Demir ve Celik Fabrikalari TAS	8,344,305	10,366,662
Ford Otomotiv Sanayi AS	424,170	4,001,364
Haci Omer Sabanci Holding AS	5,433,702	7,216,195
KOC Holding AS	4,478,468	12,455,431
TAV Havalimanlari Holding AS	1,068,940	4,659,949
Tupras Turkiye Petrol Rafinerileri AS	740,724	16,627,941
Turk Hava Yollari AO(a)	3,153,287	6,748,958
Turkcell Iletisim Hizmetleri AS	6,518,284	13,001,607
Turkiye Garanti Bankasi AS	13,367,902	18,165,494
Turkiye Is Bankasi AS, Class C(a)	9,102,333	7,986,076
Turkiye Sise ve Cam Fabrikalari AS	4,078,540	3,634,284

		153,208,206

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	16,081,894	39,317,037
Aldar Properties PJSC	21,261,067	10,534,737
DAMAC Properties Dubai Co. PJSC	4,560,584	1,067,791
DP World PLC	1,020,675	17,463,749
Dubai Islamic Bank PJSC	11,160,614	15,313,902
Emaar Development PJSC	3,981,977	4,249,639
Emaar Malls PJSC	13,045,661	6,890,251
Emaar Properties PJSC	21,270,843	25,885,674
Emirates Telecommunications Group Co. PJSC	10,906,120	48,397,745
First Abu Dhabi Bank PJSC	16,031,462	64,857,348

		233,977,873

Total Common Stocks — 96.0% (Cost: $26,625,602,264)		29,580,668,983

Preferred Stocks

Brazil — 2.8%
Banco Bradesco SA, Preference Shares, NVS	23,631,815	223,374,505
Braskem SA, Class A, Preference Shares, NVS	1,054,600	11,525,595
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,452,937	13,239,900
Cia. Brasileira de Distribuicao, Preference Shares, NVS	934,986	20,830,812
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,392,010	20,331,613
Gerdau SA, Preference Shares, NVS	6,237,085	22,100,033
Itau Unibanco Holding SA, Preference Shares, NVS	28,551,279	255,286,829
Itausa-Investimentos Itau SA, Preference Shares, NVS	26,257,192	83,110,211
Lojas Americanas SA, Preference Shares, NVS	4,398,224	18,134,921
Petroleo Brasileiro SA, Preference Shares, NVS	24,084,627	157,204,736
Telefonica Brasil SA, Preference Shares, NVS	2,645,867	32,478,518

		857,617,673

Security	Shares	Value

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,768,599	$5,902,959
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	689,827	20,881,408

		26,784,367

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	2,720,810	31,887,062
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	21,039,338	7,334,814
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	563,313	5,064,209

		44,286,085

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	42,248,300	26,244,161
Transneft PJSC, Preference Shares	2,849	7,056,760

		33,300,921

South Korea — 0.6%
Amorepacific Corp., Preference Shares, NVS	56,543	4,728,930
CJ Corp., Preference Shares(a)	13,396	303,713
Hyundai Motor Co.
Preference Shares, NVS	143,675	9,458,494
Series 2, Preference Shares, NVS	229,124	16,488,309
LG Chem Ltd., Preference Shares, NVS	47,597	7,753,647
LG Household & Health Care Ltd., Preference Shares, NVS	12,897	7,894,796
Samsung Electronics Co. Ltd., Preference Shares, NVS	4,938,015	144,296,685

		190,924,574

Total Preferred Stocks — 3.7% (Cost: $736,801,861)		1,152,913,620

Rights

China — 0.0%
Legend Holdings Corp. (Expires 07/04/19)(a)	188,246	—

Total Rights — 0.0% (Cost: $0)		—

Warrants

Thailand — 0.0%
Minor International PCL (Expires 12/31/21)(a)	749,081	—

Total Warrants — 0.0% (Cost: $0)		—

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	1,803,599,532	$1,804,320,972
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	9,009,216	9,009,216

		1,813,330,188

Total Short-Term Investments — 5.9% (Cost: $1,812,735,372)		1,813,330,188

Total Investments in Securities — 105.6% (Cost: $29,175,139,497)		32,546,912,791

Other Assets, Less Liabilities — (5.6)%		(1,724,568,152)

Net Assets —100.0%		$30,822,344,639

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,641,918,956	161,680,576	1,803,599,532	$1,804,320,972	$16,879,555	(a)	$(4,471)	$185,607
BlackRock Cash Funds: Treasury, SL Agency Shares	97,280,989	(88,271,773)	9,009,216	9,009,216	839,230		—	—

				$1,813,330,188	$17,718,785		$(4,471)	$185,607

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1,519	06/21/19	$75,965	$1,022,337

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Emerging Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$29,580,524,613	$—		$144,370	$29,580,668,983
Preferred Stocks	1,152,609,907	303,713		—	1,152,913,620
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	1,813,330,188	—		—	1,813,330,188

	$32,546,464,708	$303,713		$144,370	$32,546,912,791

Derivative financial instruments(b)
Assets
Futures Contracts	$1,022,337	$—		$—	$1,022,337

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares